Note 16 - Revenue (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer, Excluding Assessed Tax	$ 20	$ 636	$ 1,464	$ 3,647
Product [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	20	125	477	1,743
Technology Service [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 511	$ 987	$ 1,904